Interim condensed consolidated statement of financial position - RUB (₽) ₽ in Millions	Sep. 30, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	₽ 2,708	₽ 1,074
Goodwill and other intangible assets	10,091	10,846
Investments in associates	920	812
Investments in joint venture	820	836
Long-term debt securities and deposits	3,098	497
Long-term loans	206	230
Other non-current assets	53	110
Deferred tax assets	239	157
Total non-current assets	18,135	14,562
Current assets
Trade and other receivables	6,273	8,042
Short-term loans	8,161	6,890
Short-term debt securities and deposits	1,116	1,432
Prepaid income tax	33	112
Other current assets	940	929
Cash and cash equivalents	35,789	40,966
Total current assets	52,312	58,371
Assets held for sale	9	90
Total assets	70,456	73,023
Equity attributable to equity holders of the parent
Share capital	1	1
Additional paid-in capital	1,876	1,876
Share premium	12,068	12,068
Other reserve	2,503	2,097
Retained earnings	11,113	9,091
Translation reserve	324	513
Total equity attributable to equity holders of the parent	27,885	25,646
Non-controlling interests	55	60
Total equity	27,940	25,706
Non-current liabilities
Long-term lease liabilities	1,016
Long-term Customer accounts	363	237
Other non-current liabilities	15
Deferred tax liabilities	724	744
Total non-current liabilities	2,118	981
Current liabilities
Trade and other payables	20,962	27,499
Customer accounts and amounts due to banks	18,131	17,868
Short-term lease liabilities	322
VAT and other taxes payable	234	428
Income tax payable	11	10
Other current liabilities	738	531
Total current liabilities	40,398	46,336
Total equity and liabilities	₽ 70,456	₽ 73,023